Restructuring and Transaction Activities, Restructuring Charges by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Sep. 29, 2018
Restructuring Charges [Abstract]
Restructuring and transaction activities	$ 79	$ (132)	$ 36
Consumer Packaging International [Member]
Restructuring Charges [Abstract]
Restructuring and transaction activities	58	54	0
Consumer Packaging North America [Member]
Restructuring Charges [Abstract]
Restructuring and transaction activities	10	12	3
Engineered Materials [Member]
Restructuring Charges [Abstract]
Restructuring and transaction activities	6	2	6
Health, Hygiene & Specialties [Member]
Restructuring Charges [Abstract]
Restructuring and transaction activities	$ 5	$ (200)	$ 27